WILMINGTON
                                                                           FUNDS

                                                                    FIXED INCOME
                                                                      PORTFOLIOS

                                                                     SEMI-ANNUAL

                                                               DECEMBER 31, 1999

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

     Over the last six months the U.S. economy has experienced a rapid increase in energy prices and three interest rate increases yet has still managed to post strong overall growth and modest inflation levels. At the wholesale level oil prices have more than doubled since January 1999 and, as a result, consumer prices for gasoline, fuel oil, etc., have risen dramatically. Twenty years ago, this rate of increase was partially responsible for a recession. More recently, gas price increases are mere irritants. This is because of the muted position of the energy sector within overall economic activity in the United States. In 1980 the energy sector comprised 8.5% of total economic activity. Today that ratio is 3%. Certainly, the energy price advance will have a near term impact on inflation. But, it is not likely to be severe and should dissipate as 2000 progresses.

     In response to a rise in inflation, however modest, and an ongoing strong economic growth rate, the Federal Reserve (the "Fed") has engineered three interest rate increases since the end of June. Their stated concern is that the strong economy will interact with a tight labor market and thereby cause an increase in wages and ultimately consumer prices, i.e., inflation. As of yet there is little evidence of this inflationary spike. Compensation increases for the twelve months ended in September averaged 4.6% compared with 5.6% one year earlier. Moreover worker productivity is growing at a 3% pace. As a result, unit labor costs (the cost of labor associated with the production of goods and services) are growing at a very modest pace, 1.5%. With this modest inflation level it is easy to misunderstand the Fed's actions. The Fed is doing just what it should be doing. It wants to be certain that inflation does not gain a foothold in the U.S., which would cause much greater pain in the future.

     Our expectations for next year are for more of the same for the U.S. economy. Due to ongoing strength in consumer and business spending, and renewed strength in our foreign sector, economic growth should average 3% to 3.5% next year. Inflation rates could rise modestly early next year as a result of energy prices but continued positive forces in worker productivity and worldwide competition should keep inflation in the 2% to 2.5% range. Interest rates will continue to be buffeted by both of these forces and will probably rise into early 2000. But, as economic activity settles in at a more subdued 3% to 3.5% pace, and as inflation remains under control, the Fed should move to the sidelines. Thus, an early 2000 interest rate hike is likely but we believe that none will be necessary thereafter in 2000. Long-term interest rates have largely anticipated the next interest rate hike and should not rise further. It is our expectation that long-term interest rates will end 2000 at lower levels than currently.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE BOND AND INTERMEDIATE BOND PORTFOLIOS

     The last half of 1999 saw a continuation of the bear market that began shortly after the height of the global financial crisis in October of 1998. The Fed entered the picture during this time period raising interest rates three times to eliminate the rate cuts made to help shore up the economy against the financial crisis in 1998. Interest rates moved up nearly a full percentage point for 1-Year Treasury securities while 30-Year bonds rose a slightly smaller but still impressive 65 basis points. During this difficult environment, our strategy for both the Short/Intermediate Bond Portfolio and Intermediate Bond Portfolio has been to keep the interest rate sensitivity of the portfolio below market levels and to emphasize yield enhancement through investments in the non-Treasury sectors of the fixed income market. The duration of the Portfolios was kept roughly 3% to 5% below the index levels to help protect from

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

the principal declines caused by rising rates. Our yield enhancement efforts were particularly successful through our holdings of TPSA NOTES, AT&T CAPITAL, CABLE and WIRELESS, and REPUBLIC OF KOREA. Each of these holdings outperformed the corporate bond market and added to our relative performance.

WILMINGTON MUNICIPAL BOND PORTFOLIO

     The Municipal Bond Portfolio is an intermediate duration, high quality fund designed to produce a high level of income that is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

     The story for the second half of 1999 continued to be one of domestic economic strength and Y2K fears were added to the picture. Liquidity became paramount and put many market participants on hold. The municipal market continued to see lighter supply, but now mutual funds began to experience large redemptions as investors were taking tax swap losses and putting new money to work in the exploding equity markets. Individual retail buyers were the only pocket of demand for municipal bonds. The Portfolio experienced modest outflows during the third quarter and we sold positions that were "retail friendly", i.e., bonds trading around par in specialty states to cover these redemptions.

     We remained cautious through the fourth quarter, but began to bring the Portfolio's average maturity to a more neutral position versus the target index. With the continued potential of Federal Reserve rate increases, the 1 to 10-year range of the yield curve would exhibit the most risk, but during the fourth quarter this range was in great demand. We used this opportunity to sell bonds in the 5 to 7-year range and to purchase bonds in the 12 to 15-year range. We bought issues in states that were experiencing above average supply, namely Delaware and New York. At year-end 1999, the Portfolio had an average maturity of 6.6 years, a duration of 5.1 years, and an average coupon of 5.46%, versus the target Merrill Lynch Index of 6.9 years, 5.4 years and 5.41%, respectively.

     We invite your comments and questions and we thank you for your investment in the Wilmington Fixed Income Portfolios. We look forward to reviewing our investment outlook and stategy with you in our next report to shareholders.

                                                              Sincerely,

                                                          /S/ROBERT J. CHRISTIAN

                                                             Robert J. Christian

February 23, 2000                                             President

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

                                                             SHORT/
                                                          INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                         BOND PORTFOLIO  BOND PORTFOLIO   BOND PORTFOLIO
                                                        ---------------  --------------  ---------------
ASSETS:
Investment in Series, at value .........................   $143,157,620    $87,887,306    $15,184,170
Receivable for Portfolio shares sold ...................         75,399          5,018             --
Receivable for investment in Series withdrawn ..........         82,733         14,143          7,028
Other assets ...........................................            257         60,289              8
                                                           ------------    -----------    -----------
Total assets ...........................................    143,316,009     87,966,756     15,191,206
                                                           ------------    -----------    -----------
LIABILITIES:
Dividends payable ......................................        668,606        449,400         59,607
Payable for Portfolio shares redeemed ..................         82,733         14,143          7,028
Payable for investment in Series .......................         75,399          5,018             --
Other accrued expenses .................................          9,683         16,603          6,386
                                                           ------------    -----------    -----------
Total liabilities ......................................        836,421        485,164         73,021
                                                           ------------    -----------    -----------
NET ASSETS .............................................   $142,479,588    $87,481,592    $15,118,185
                                                           ============    ===========    ===========
NET ASSETS CONSIST OF:
Paid-in capital ........................................   $147,531,331    $90,177,984    $15,457,557
Accumulated net realized loss on investment ............       (273,464)      (207,131)       (21,564)
Net unrealized appreciation (depreciation) of investment     (4,778,279)    (2,489,261)      (317,808)
                                                           ------------    -----------    -----------
NET ASSETS .............................................   $142,479,588    $87,481,592    $15,118,185
                                                           ============    ===========    ===========
Shares of beneficial interest outstanding ..............     14,769,303      9,380,806      1,243,736
                                                           ============    ===========    ===========
NET ASSET VALUE, offering and redemption price per share          $9.65          $9.33         $12.16
                                                                  =====          =====         ======


    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 1999 (Unaudited)

                                                             SHORT/
                                                          INTERMEDIATE   INTERMEDIATE     MUNICIPAL
                                                         BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                        --------------  -------------- --------------
INVESTMENT INCOME:
   Investment income from Series ......................   $ 1,498,806    $   978,574    $ 136,316
   Expenses from Series ...............................      (117,889)       (72,870)     (15,642)
                                                          -----------    -----------    ---------
      Net investment income from Series ...............     1,380,917        905,704      120,674
   Interest income ....................................     1,844,304      1,939,076      285,020
                                                          -----------    -----------    ---------
      Total investment income .........................     3,225,221      2,844,780      405,694
                                                          -----------    -----------    ---------

EXPENSES:
   Advisory fees ......................................       104,868        104,407       19,054
   Administration fees ................................        38,962         38,830       14,444
   Transfer agent fees ................................        23,274         19,178        1,902
   Trustees' fees .....................................         1,798          1,859        2,079
   Amortization of organizational expenses ............            --          4,182           --
   Registration fees ..................................         4,264         11,201        2,175
   Professional fees ..................................        20,968         24,686        4,870
   Other ..............................................        28,334         21,154       10,462
                                                          -----------    -----------    ---------
      Total expenses before expense reimbursements ....       222,468        225,497       54,986
      Expenses reimbursed .............................       (44,653)       (52,973)      (1,721)
      Administration/Accounting fees waived ...........            --             --       (9,000)
                                                          -----------    -----------    ---------
         Total expenses, net ..........................       177,815        172,524       44,265
                                                          -----------    -----------    ---------
   Net investment income ..............................     3,047,406      2,672,256      361,429
                                                          -----------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investment transactions       (270,474)      (172,539)      25,783
   Net change in unrealized appreciation (depreciation)
      of investments ..................................    (2,050,254)    (2,392,025)    (342,717)
                                                          -----------    -----------    ---------
   Net loss on investments ............................    (2,320,728)    (2,564,564)    (316,934)
                                                          -----------    -----------    ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................   $   726,678    $   107,692    $  44,495
                                                          ===========    ===========    =========


    The accompanying notes are an integral part of the financial statements.

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-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 1999 (Unaudited)

                                                              SHORT/
                                                           INTERMEDIATE   INTERMEDIATE       MUNICIPAL
                                                          BOND PORTFOLIO BOND PORTFOLIO   BOND PORTFOLIO
                                                          -------------- ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $  3,047,406    $  2,672,256    $   361,429
   Net realized gain (loss) on investment transactions        (270,474)       (172,539)        25,783
   Net change in unrealized appreciation (depreciation)
      of investments ..................................     (2,050,254)     (2,392,025)      (342,717)
                                                          ------------    ------------    -----------
   Net increase in net assets resulting from operations        726,678         107,692         44,495
                                                          ------------    ------------    -----------
Distributions to shareholders:
   Net investment income ..............................     (3,047,406)     (2,672,256)      (361,429)
   Net realized gain ..................................       (321,387)       (218,273)       (93,771)
                                                          ------------    ------------    -----------
Total distributions ...................................     (3,368,793)     (2,890,529)      (455,200)
                                                          ------------    ------------    -----------
Portfolio share transactions (a):
   Proceeds from shares sold ..........................      9,093,554      13,416,032         66,784
   Net assets from merger (Note 5) ....................     52,330,738              --             --
   Cost of shares issued on reinvestment of
      distributions ...................................      2,268,444       2,729,513        357,883
   Cost of shares redeemed ............................     (7,953,533)    (13,178,342)    (1,508,035)
                                                          ------------    ------------    -----------
Net increase (decrease) in net assets from
   share transactions .................................     55,739,203       2,967,203     (1,083,368)
                                                          ------------    ------------    -----------
Total increase (decrease) in net assets ...............     53,097,088         184,366     (1,494,073)
                                                          ------------    ------------    -----------

NET ASSETS:
   Beginning of period ................................     89,382,500      87,297,226     16,612,258
                                                          ------------    ------------    -----------
   End of period ......................................   $142,479,588    $ 87,481,592    $15,118,185
                                                          ============    ============    ===========

(a)TRANSACTIONS IN CAPITAL STOCK WERE:
   Shares sold ........................................      2,669,300       1,405,570          5,406
   Shares issued from merger ..........................      5,358,114              --             --
   Shares issued on reinvestment of distributions .....         97,110         286,745         29,035
   Shares redeemed ....................................       (310,320)     (1,380,104)      (122,167)
                                                          ============    ============    ===========
   Net increase (decrease) in shares ..................      7,814,204         312,211        (87,726)
   Shares outstanding -- Beginning balance ............      6,955,099       9,068,595      1,331,462
                                                          ============    ============    ===========
   Shares outstanding -- Ending balance ...............     14,769,303       9,380,806      1,243,736
                                                          ============    ============    ===========


    The accompanying notes are an integral part of the financial statements.

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-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
For the Period November 1, 1998 through June 30, 1999

                                                              SHORT/
                                                           INTERMEDIATE   INTERMEDIATE     MUNICIPAL
                                                          BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                          -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $  3,385,441    $  3,482,345    $   501,010
   Net realized gain on investments ...................        215,456         183,813         46,411
   Net change in unrealized appreciation (depreciation)
      of investments ..................................     (3,800,658)     (5,092,145)      (584,480)
                                                          ------------    ------------    -----------
   Net increase (decrease) in net assets resulting
      from operations .................................       (199,761)     (1,425,987)       (37,059)
                                                          ------------    ------------    -----------
Distributions to shareholders:
   Net investment income ..............................     (3,385,441)     (3,482,345)      (501,010)
   Net realized gain ..................................       (137,401)       (324,537)       (86,704)
                                                          ------------    ------------    -----------
Total distributions ...................................     (3,522,842)     (3,806,882)      (587,714)
                                                          ------------    ------------    -----------
Portfolio share transactions (a):
   Proceeds from shares sold ..........................      6,171,879       8,596,927        592,544
   Cost of shares issued on reinvestment of
      distributions ...................................      2,846,631       3,358,545        483,448
   Cost of shares redeemed ............................    (10,510,779)    (12,426,880)    (1,418,348)
                                                          ------------    ------------    -----------
Net increase (decrease) in net assets from Portfolio
   share transactions .................................     (1,492,269)       (471,408)      (342,356)
                                                          ------------    ------------    -----------
Total increase (decrease) in net assets ...............     (5,214,872)     (5,704,277)      (967,129)
                                                          ------------    ------------    -----------

NET ASSETS:
   Beginning of year ..................................     94,597,372      93,001,503     17,579,387
                                                          ------------    ------------    -----------
   End of year ........................................   $ 89,382,500    $ 87,297,226    $16,612,258
                                                          ============    ============    ===========

(A)TRANSACTIONS IN CAPITAL STOCK WERE:
   Shares sold ........................................        469,441         860,384         45,897
   Shares issued on reinvestment of distributions .....        215,989         335,086         37,617
   Shares redeemed ....................................       (802,515)     (1,252,157)      (110,706)
                                                          ------------    ------------    -----------
   Net increase (decrease) in shares ..................        117,085         (56,687)       (27,192)
   Shares outstanding -- Beginning balance ............      7,072,184       9,125,282      1,358,654
                                                          ------------    ------------    -----------
   Shares outstanding -- Ending balance ...............      6,955,099       9,068,595      1,331,462
                                                          ============    ============    ===========

    The accompanying notes are an integral part of the financial statements.

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WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                             FOR THE     FOR THE PERIOD
                                            SIX-MONTHS     NOVEMBER 1,
                                               ENDED          1998                  FOR THE FISCAL YEARS
                                           DECEMBER 31,      THROUGH                  ENDED OCTOBER 31,
                                            1999(DAGGER)    JUNE 30,    ----------------------------------------------------------
                                           (UNAUDITED) 1  1999(DAGGER)   1998(DAGGER)  1997(DAGGER)  1996(DAGGER)    1995(DAGGER)
                                          -------------- -------------  -------------  ------------  -------------   ------------
SHORT/INTERMEDIATE BOND PORTFOLIO

NET ASSET VALUE -- BEGINNING
   OF PERIOD ......................         $   9.86       $ 10.27        $ 10.03        $  9.94        $ 10.04        $  9.53
                                            --------       -------        -------        -------        -------        -------
INVESTMENT OPERATIONS:
   Net investment income ..........             0.28          0.41           0.58           0.59           0.60           0.64
   Net realized and unrealized gain
      (loss) on investments .......            (0.18)        (0.11)          0.24           0.09          (0.10)          0.51
                                            --------       -------        -------        -------        -------        -------
      Total from investment
         operations ...............             0.10          0.30           0.82           0.68           0.50           1.15
                                            --------       -------        -------        -------        -------        -------
DISTRIBUTIONS:
   From net investment income .....            (0.28)        (0.41)         (0.58)         (0.59)         (0.60)         (0.64)
   From net realized gain .........            (0.03)        (0.30)            --             --             --             --
                                            --------       -------        -------        -------        -------        -------
      Total distributions .........            (0.31)        (0.71)         (0.58)         (0.59)         (0.60)         (0.64)
                                            --------       -------        -------        -------        -------        -------
NET ASSET VALUE -- END OF PERIOD...         $   9.65       $  9.86        $ 10.27        $ 10.03        $  9.94        $ 10.04
                                            ========       =======        =======        =======        =======        =======
TOTAL RETURN ......................            1.00%**     (0.27)%**        8.40%          7.13%          5.18%         12.41%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations            0.53%*        0.55%*         0.59%          0.65%          0.65%          0.65%
      Excluding expense limitations            0.65%*        0.67%*         0.83%          1.12%          1.09%          1.14%
   Net investment income ..........            5.66%*        5.47%*         5.64%          5.98%          6.07%          6.56%
Portfolio turnover ................              N/A        29.71%         40.66%         83.54%         85.77%        116.40%
Net assets at end of period (000) .         $142,480       $89,383        $94,597        $31,456        $31,777        $32,214

*    Annualized.

**   Not annualized.

(DAGGER) Effective November 1, 1999, the Rodney Square  Short/Intermediate  Bond
     Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Short/Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio which have been restated to reflect the share conversion ratio applied in the merger.

1 Effective November 1, 1999, the expense ratio and net investment income ratios include expenses allocated from the Series.

    The accompanying notes are an integral part of the financial statements.

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-------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                     FOR THE
                                                    SIX-MONTHS
                                                       ENDED      FOR THE PERIOD      FOR THE PERIOD
                                                   DECEMBER 31,  NOVEMBER 1, 1998  JUNE 29, 1998(DAGGER)
                                                       1999           THROUGH             THROUGH
                                                   (UNAUDITED) 1    JUNE 30, 1999     OCTOBER 31, 1998
                                                  -------------- ----------------  ---------------------
INTERMEDIATE BOND PORTFOLIO

NET ASSET VALUE -- BEGINNING OF PERIOD ......         $  9.63        $ 10.19              $ 10.00
                                                      -------        -------              -------
INVESTMENT OPERATIONS:
   Net investment income ....................            0.29           0.38                 0.20
   Net realized and unrealized gain (loss) on
      investments ...........................           (0.28)         (0.53)                0.19
                                                      -------        -------              -------
     Total from investment operations ......             0.01          (0.15)                0.39
                                                      -------        -------              -------
DISTRIBUTIONS:
   From net investment income ...............           (0.29)         (0.38)               (0.20)
   From net realized gain ...................           (0.02)         (0.03)                  --
                                                      -------        -------              -------
      Total distributions ...................           (0.31)         (0.41)               (0.20)
                                                      -------        -------              -------
NET ASSET VALUE -- END OF PERIOD ............         $  9.33        $  9.63              $ 10.19
                                                      =======        =======              =======
TOTAL RETURN** ..............................           0.10%        (1.52)%                3.89%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations* ........           0.55%          0.55%                0.55%
      Excluding expense limitations* ........           0.67%          0.67%                0.66%
   Net investment income* ...................           5.97%          5.71%                5.69%
Portfolio turnover ..........................             N/A         18.23%               17.66%
Net assets at end of period (000) ...........         $87,482        $87,297              $93,002


(DAGGER) Commencement of Operations.

*    Annualized.

**   Not annualized.

1 Effective November 1, 1999, the expense ratio and net investment income ratios include expenses allocated from the Series.

    The accompanying notes are an integral part of the financial statements.

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-------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                             FOR THE
                                            SIX-MONTHS
                                               ENDED      FOR THE PERIOD
                                           DECEMBER 31,  NOVEMBER 1, 1998   FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                               1999          THROUGH        --------------------------------------
                                          (UNAUDITED) 1   JUNE 30, 1999      1998      1997      1996     1995
                                         -------------- -----------------   -------  -------   -------   -------
MUNICIPAL BOND PORTFOLIO

NET ASSET VALUE -- BEGINNING
   OF PERIOD ............................   $ 12.48          $ 12.94        $ 12.74  $ 12.46   $ 12.49   $ 11.64
                                            -------          -------        -------  -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income ................      0.28             0.36           0.56     0.55      0.55      0.54
   Net realized and unrealized gain
      (loss) on investments .............     (0.24)           (0.40)          0.20     0.28     (0.03)     0.85
                                            -------          -------        -------  -------   -------   -------
      Total from investment
         operations .....................      0.04            (0.04)          0.76     0.83      0.52      1.39
                                            -------          -------        -------  -------   -------   -------
DISTRIBUTIONS:
   From net investment income ...........     (0.28)           (0.36)         (0.56)   (0.55)    (0.55)    (0.54)
   From net realized gain ...............     (0.08)           (0.06)            --       --        --        --
                                            -------          -------        -------  -------   -------   -------
      Total distributions ...............     (0.36)           (0.42)         (0.56)   (0.55)    (0.55)    (0.54)
                                            -------          -------        -------  -------   -------   -------
NET ASSET VALUE -- END OF
   PERIOD ...............................   $ 12.16          $ 12.48        $ 12.94  $ 12.74   $ 12.46   $ 12.49
                                            =======          =======        =======  =======   =======   =======
 TOTAL RETURN ...........................     0.29%**        (0.30)%**        6.07%    6.85%     4.24%    12.23%

RATIOS (TO AVERAGE NET
   ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations......     0.75%*           0.75%*         0.75%    0.75%     0.75%     0.75%
      Excluding expense limitations......     0.88%*           0.90%*         1.23%    1.52%     1.37%     1.45%
   Net investment income ................     4.50%*           4.29%*         4.35%    4.42%     4.41%     4.50%
Portfolio turnover ......................       N/A           19.13%         43.72%   28.56%    15.91%    42.08%
Net assets at end of period (000) .......   $15,118          $16,612        $17,579  $17,446   $16,619   $16,570

*    Annualized.

**   Not annualized.

1 Effective November 1, 1999, the expense ratio and net investment income ratios include expenses allocated from the Series.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUND. Wilmington Short/Intermediate Bond Portfolio, Wilmington Intermediate Bond Portfolio, and Wilmington Municipal Bond Portfolio (each a "Portfolio" and collectively the "Portfolios") are series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolios. Information regarding other series of the Fund are contained in separate reports to their shareholders.

   Unlike other investment companies which directly acquire and manage their own portfolio of securities, effective November 1, 1999, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in the corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitation as the Portfolios. The performance of each Portfolio is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

   Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Portfolios:

   VALUATION OF INVESTMENT IN SERIES. Valuation of each Portfolio's investment in the Series is based on the underlying securities held by the Series. Each Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no Federal income tax provision is required.

   INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS. The Portfolios record their share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Portfolio records its own expenses as incurred. Distributions to shareholders of the Portfolios are declared daily from net investment income and paid to shareholders monthly. For the Municipal Bond Portfolio only, the tax-exempt portion of each dividend is determined uniformly, based on the ratio of the Portfolio's tax-exempt and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Intermediate Bond Portfolios have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date it commenced operations. In the event that any of the initial shares of the Portfolio are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS. During the six-month period ended December 31, 1999, contributions to and withdrawals from the Series were as follows:

                           SHORT/INTERMEDIATE   INTERMEDIATE       MUNICIPAL
                             BOND PORTFOLIO    BOND PORTFOLIO   BOND PORTFOLIO
                          -----------------------------------------------------
      Contributions ......     $96,571,935      $96,119,762       $15,772,019
      Withdrawals ........      16,837,318        6,440,406           368,436

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Wilmington Trust Company ("WTC"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, WTC served as investment adviser to the Rodney Square Funds (see Note 5) under substantially similar terms.

   PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

   PFPC also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolios.

   WTC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 0.55% of the average daily net assets of the Short/Intermediate and Intermediate Bond Portfolios and 0.75% of the average daily net assets of the Municipal Bond Portfolio. These undertakings may be amended or rescinded at any time in the future.

5. FUND MERGER. Effective November 1, 1999, the Wilmington Short/Intermediate Bond Portfolio, Wilmington Intermediate Bond Portfolio, and Wilmington Municipal Bond Portfolio (the "Wilmington Portfolios") acquired all of the assets and assumed all of the liabilities of the Rodney Square Short/Intermediate Bond Portfolio, Rodney Square Intermediate Bond Portfolio, and Rodney Square Municipal Bond Portfolio (the "Rodney Square Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Rodney Square Funds received shares of the respective Wilmington Portfolios equal to the number and aggregate net asset value of their shares in the Rodney Square Funds.

   The Reorganizations were treated as non-taxable events and accordingly the Wilmington Portfolios' basis in the securities acquired reflects the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Rodney Square Funds as of November 1, 1999 were as follows:

                                                                                NET UNREALIZED
                                                            NET ASSETS           DEPRECIATION
                                                        ------------------     ----------------
       Rodney Square Short/Intermediate Bond Portfolio        $90,398,329       $(2,156,402)
       Rodney Square Intermediate Bond Portfolio              $92,052,608       $(1,216,831)
       Rodney Square Municipal Bond Portfolio                 $15,329,567       $  (296,744)

   The net assets of the Wilmington Short/Intermediate Bond Portfolio prior to the Reorganization were $52,330,738. The Wilmington Intermediate Bond and the Municipal Bond Portfolios had no operations prior to November 1, 1999.

   Effective November 1, 1999, the Wilmington Short/Intermediate Bond Portfolio, formerly known as the WT Short/Intermediate Bond Portfolio, changed its investment objectives, policies and restrictions to match those of the Rodney Square Short/Intermediate Bond Portfolio. Additionally, the Rodney Square Intermediate Bond and Municipal Bond Portfolios' investment objectives, policies and restrictions were identical to those of the respective Wilmington Portfolios. For financial reporting purposes the Rodney Square Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Wilmington Portfolios

WILMINGTON FUNDS -- FIXED INCOME PORTFOLIOS
-------------------------------------------
    NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

SPECIAL MEETINGS OF SHAREHOLDERS

A special meeting of the shareholders of the Rodney Square Funds was held on October 22, 1999 to vote on the following proposal:

1. To approve an Agreement and Plan of Reorganization (the "Plan") for each Rodney Square Fund providing for the transfer of the Rodney Square Funds' assets to a newly-created Fund ("a Successor Fund") in exchange for shares of equal value of the Successor Fund.

                                                       FOR             AGAINST        ABSTAINED
                                                    --------------   -----------   --------------
      Rodney Square Strategic Fixed Income Fund
           Short/Intermediate Bond Portfolio         5,894,611            465           1,254
           Intermediate Portfolio                    8,829,000              0               0
           Municipal Bond Portfolio                    872,611          2,763           9,687

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
    SEMI-ANNUAL REPORT / DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


  (The following pages should be read in conjunction with Wilmington Funds --
                Fixed Income Portfolios' Financial Statements.)




    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                      ----------    --------------      ----------
CORPORATE BONDS -- 41.3%
   BANKS -- 3.7%
     Amsouth Bank of Alabama, 6.45%, 02/01/18 .....................    A1, A-        $  250,000       $    228,437
     BankAmerica Corp., 6.75%, 09/15/05 ...........................    Aa3, A           750,000            724,687
     National City Bank Cleveland, 6.50%, 05/01/03 ................     A1, A         1,200,000          1,176,000
     NationsBank Corp., 6.50%, 08/15/03 ...........................    Aa3, A         1,000,000            976,250
     St. George Bank, Ltd., 7.15%, 06/18/07 .......................   Baa1, A-          750,000            728,437
     Union Bank Switzerland, New York, 7.25%, 07/15/06 ............    Aa2, AA          800,000            773,000
     Wachovia Corp., 6.70%, 06/21/04 ..............................   Aa3, AA-          750,000            733,125
                                                                                                      ------------
                                                                                                         5,339,936
                                                                                                      ------------
   FINANCIAL -- 17.4%
     Abbey National PLC, 6.69%, 10/17/05 ..........................   Aa3, AA-          675,000            647,156
     Associates Corp., NA, 6.00%, 06/15/01 ........................   Aa3, AA-          200,000            197,750
     Associates Corp., NA, 6.75%, 08/01/01 ........................   Aa3, AA-          900,000            897,750
     Bear Stearns Co., Inc., 6.45%, 08/01/02 ......................     A2, A         1,000,000            980,000
     Bear Stearns Co., Inc., 6.63%, 10/01/04 ......................     A2, A           850,000            819,187
     Commercial Credit Co., 8.70%, 06/15/09 .......................   Aa3, AA-          850,000            904,187
     Crestar Financial Corp., 6.50%, 01/15/08 .....................     A2, A           700,000            653,625
     Equifax, Inc., 6.30%, 07/01/05 ...............................    A3, A-           300,000            282,000
     First Chicago, 7.63%, 01/15/03 ...............................     A2, A           400,000            403,000
     First Union Corp., 6.82%, 08/01/06 ...........................    A2, A-           200,000            192,104
     Ford Motor Credit Co., 7.00%, 09/25/01 .......................    A1, A+         1,400,000          1,401,750
     Ford Motor Credit Co., 7.75%, 11/15/02 .......................    A1, A+           300,000            304,875
     General Electric Capital Corp., 8.13%, 05/15/12 ..............   Aaa, AAA          250,000            260,000
     General Motors Acceptance Corp., 7.00%, 08/15/01 .............     A2, A         1,650,000          1,650,000
     General Motors Acceptance Corp., 6.75%, 02/07/02 .............     A2, A         1,000,000            992,500
     Goldman Sachs Group, 6.65%, 05/15/09 .........................    A1, A+         2,100,000          1,953,000
     Household Finance Corp., 7.25%, 07/15/03 .....................     A2, A         1,000,000            997,500
     J. P. Morgan & Co., Inc., 6.00%, 01/15/09 ....................    A2, A+         1,800,000          1,611,000
     Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ..............     A3, A           600,000            587,250
     Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 ..............     A3, A         1,200,000          1,188,000
     Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 ..............     A3, A         1,725,000          1,621,500
     Merrill Lynch & Co., Inc.  Sr. Notes, 6.00%, 02/17/09 ........   Aa3, AA-        1,300,000          1,163,500
     Morgan Stanley, Dean Witter, Discover & Co., 6.75%, 03/04/03 .    Aa3, A+          950,000            938,125
     Morgan Stanley, Dean Witter, Discover & Co., 6.88%, 03/01/07 .    Aa3, A+        1,000,000            966,250
     Norwest Financial, Inc., 6.38%, 11/15/01 .....................    Aa3, A+          750,000            743,437
     Pitney Bowes Credit Corp., 6.63%, 06/01/02 ...................    Aa3, AA          800,000            797,000
     TPSA Finance BV, 7.75%, 12/10/08 .............................  Baa3, BBB-       1,500,000          1,396,875
     USL Capital Corp., 5.79%, 01/23/01 ...........................    A1, A+           300,000            296,625
                                                                                                      ------------
                                                                                                        24,845,946
                                                                                                      ------------
   INDUSTRIAL -- 14.0%
     Allied Signal, 8.00%, 05/15/06 ...............................     A2, A           500,000            514,795
     Amoco Co., 6.25%, 10/15/04 ...................................   Aa1, AA+          400,000            386,500
     Anheuser Busch Cos., 5.38%, 09/15/08 .........................    A1, A+           400,000            350,500
     Bausch & Lomb, Inc., 6.38%, 08/01/03 .........................   Baa2, BBB         950,000            910,812
     Bausch & Lomb, Inc., 6.75%, 12/15/04 .........................   Baa2, BBB       1,000,000            963,750
     Coca Cola Put Asset Trust, 6.00%, 03/15/01 ...................     A2, A           750,000            741,562

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                      ----------    --------------      ----------
     Cooper Tire and Rubber, 7.25%, 12/16/02 ......................   A3, BBB+       $2,250,000       $  2,224,688
     Dayton Hudson Corp., 6.40%, 02/15/03 .........................    A3, A-         1,200,000          1,167,000
     EG&G, Inc., 6.80%, 10/15/05 ..................................  Baa1, BBB+       1,000,000            980,000
     Elf Aquitane, 8.00%, 10/15/01 ................................   Aa3, AA-          300,000            306,000
     IBM Corp., 5.10%, 11/10/03 ...................................    A1, A+           500,000            466,875
     Ingersoll - Rand, 6.02%, 02/15/01 ............................    A3, A-         1,300,000          1,282,125
     J Seagram & Sons, 6.25%, 12/15/01 ............................  Baa3, BBB-         950,000            932,187
     Nabisco, Inc., 6.00%, 02/15/01 ...............................   Baa2, BBB       1,000,000            986,250
     Nabisco, Inc., 6.13%, 02/01/03 ...............................   Baa2, BBB       1,600,000          1,528,000
     Penney ( J.C.) Co., 6.13%, 11/15/03 ..........................   A3, BBB+        1,000,000            925,000
     Praxair, Inc., 6.75%, 03/01/03 ...............................   A3, BBB+        1,000,000            972,500
     Safeway, Inc., 5.88%, 11/15/01 ...............................   Baa2, BBB       1,000,000            977,500
     TRW, Inc. Notes , 6.63%, 06/01/04 ............................   Baa1, BBB       1,000,000            958,750
     Tyco International Group, 6.13%, 06/15/01 ....................   Baa1, A-        1,000,000            982,500
     Wal Mart Notes, 6.88%, 08/10/09 ..............................    Aa2, AA          700,000            681,625
     Walt Disney Co. Notes, 5.62%, 12/01/08 .......................     A2, A         1,000,000            876,250
                                                                                                      ------------
                                                                                                        20,115,169
                                                                                                      ------------
  NATIONAL GOVERNMENT -- 0.6%
     Korea Export - Import Bank, 7.10%, 03/15/02 ..................   Baa2, BBB         900,000            883,125
                                                                                                      ------------
   TELECOMMUNICATIONS -- 1.7%
     GTE Southwest, Ser. 1993B, 6.54%, 12/01/05 ...................    A2, AA-        1,000,000            960,000
     Northwestern Bell Telephone Co., 9.50%, 05/01/00 .............    A2, A+           500,000            504,375
     United Telecom, 9.50%, 04/01/03 ..............................  Baa1, BBB+         900,000            951,750
                                                                                                      ------------
                                                                                                         2,416,125
                                                                                                      ------------
   TRANSPORTATION -- 0.7%
     Norfolk Southern Corp., 7.35%, 05/15/07 ......................  Baa1, BBB+         950,000            925,062
                                                                                                      ------------
   UTILITIES -- 3.2%
     Central Illinois Public Services, 6.73%, 06/01/01 ............   Aa1, AA-          700,000            698,250
     Citizens Utilities Co., 7.60%, 06/01/06 ......................    A2, A+         1,000,000            998,750
     Hawaiian Electric Industry, 6.49%, 06/12/02 ..................   Baa2, BBB         550,000            539,000
     Ohio Power Co., Ser. 1997A, 6.73%, 11/01/04 ..................   Baa1, A-          400,000            381,000
     Oklahoma Gas & Electric, 6.50%, 07/15/04 .....................    A1, A+         1,000,000            965,000
     Southern California Edison, 5.88%, 01/15/01 ..................     A2, A         1,000,000            991,250
                                                                                                      ------------
                                                                                                         4,573,250
                                                                                                      ------------
         TOTAL CORPORATE BONDS
            (Cost $61,348,021) .....................................................................    59,098,613
                                                                                                      ------------
ASSET BACKED SECURITIES -- 13.8%
     Advanta Mortgage Loan Trust, Ser. 1996-1, Cl. A6,
        6.73%, 08/25/23 ...........................................   Aaa, AAA          500,000            486,157
     Advanta Mortgage Loan Trust, Ser.1993-3, Cl. A5,
        5.55%, 01/25/25 ...........................................   Aaa, AAA           94,636             88,479
     AFC Home Equity Loan Trust, Ser. 1996-2, Cl. A4,
        7.74%, 09/25/27 ...........................................   Aaa, AAA        1,020,266            996,719


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / SHORT/INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                      ----------    --------------      ----------
     Contimortgage Home Equity Loan Trust, Ser. 1996-1, Cl. A6,
        6.69%, 01/15/16 ...........................................   Aaa, AAA       $  499,996       $    491,363
     Contimortgage Home Equity Loan Trust Ser. 1998-2, Cl. A5,
        6.28%, 09/15/16 ...........................................   Aaa, AAA        1,300,000          1,261,465
     Contimortgage Home Equity Loan Trust, Ser. 1999-2, Cl. A4,
        6.48%, 07/25/23 ...........................................   Aaa, AAA        1,000,000            961,313
     Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4,
        7.15%, 08/25/12 ...........................................   Aaa, AAA        1,000,000            941,776
     Federal National Mortgage Association Notes, Ser. 1995-W1,
        Cl. A6, 8.10%, 04/25/25 ...................................    NR, NR         1,015,207          1,015,770
     First Plus Home Loan Trust, Ser.1996-2, Cl. A6,
        7.85%, 08/20/13 ...........................................   Aaa, AAA          491,315            493,364
     First Sierra Equipment Contact Trust, Ser. 1998-1, Cl. A4,
        5.63%, 08/12/04 ...........................................   Aaa, AAA        1,500,000          1,442,242
     General Electric Capital Mortgage Services, Inc.,
        Ser. 1996-HE2, Cl. A5, 7.94%, 06/25/14 ....................    Aaa, NR        1,000,000          1,004,587
     Greenpoint Manufactured Housing, Ser. 1999-1, Cl. A2,
        6.01%, 08/15/15 ...........................................   Aaa, AAA        1,000,000            970,747
     Green Tree Financial Corp., Ser. 1995-2, Cl. A6,
        8.30%, 05/15/26 ...........................................   Aaa, AAA          925,000            949,516
     Green Tree Home Equity Loan Trust Ser. 1999-D, Cl. A3,
        7.30%, 08/15/18 ...........................................    NR, AAA        2,000,000          1,968,018
     Green Tree Home Improvement Loan Trust, Ser. 1996-F,
        Cl. HEA3, 6.90%, 01/15/28 .................................    NR, AAA          110,872            110,849
     Green Tree Lease Finance, Ser. 1997-1, Cl. A3,
        6.17%, 09/20/05 ...........................................    NR, AAA          449,184            443,112
     IMC Home Equity Loan Trust, Ser. 1997-5, Cl. A7,
        6.90%, 01/20/22 ...........................................   Aaa, AAA          900,000            884,116
     MBNA Master Credit Card Trust, Ser. 1995-F, Cl. A,
        6.60%, 01/15/03 ...........................................   Aaa, AAA          800,000            801,820
     Oakwood Mortgage Investors, Inc., Ser.1998-B, Cl. A2,
        6.15%, 07/15/11 ...........................................    NR, AAA          840,763            834,226
     The Money Store Home Equity Trust, Ser. 1992-D2,
        Cl. A3, 7.55%, 01/15/18 ...................................   Aaa, AAA          302,611            301,744
     The Money Store Home Equity Trust, Ser. 1996-B,
        Cl. A8, 7.91%, 05/15/24 ...................................   Aaa, AAA          750,000            745,988
     UCFC Home Equity Loan, Ser. 1998-B, Cl. A2,
        6.01%, 09/15/14 ...........................................   Aaa, AAA        1,000,000            993,097
     Vanderbilt Mortgage Finance, Ser. 1999-C, Cl. A2,
        7.09%, 11/07/13 ...........................................    NR, AAA        1,100,000          1,090,296
     Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3,
        6.85%, 04/07/26 ...........................................    NR, AAA          435,872            428,513
                                                                                                      ------------
         TOTAL ASSET BACKED SECURITIES
            (Cost $20,229,030) .....................................................................    19,705,277
                                                                                                      ------------
MORTGAGE-BACKED SECURITIES -- 4.1%
     Federal Home Loan Mortgage Corp.,  2073 PJ,
        6.00%, 10/15/23 ..........................................................      500,000            458,739
     Federal Home Loan Mortgage Corp., CMO 2129,
        5.75%, 09/15/11 ..........................................................    1,650,000          1,556,429

    The accompanying notes are an integral part of the financial statements.

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-----------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                      PRINCIPAL           VALUE
                                                                                       AMOUNT           (NOTE 2)
                                                                                   --------------      ----------
     Federal Home Loan Mortgage Corp., Gold 15 Yr.,
        6.00%, 01/01/13 ..........................................................   $  985,671       $    936,388
     Federal National Mortgage Association Notes, 7 Yr Balloon,
        6.00%, 01/01/06 ..........................................................      420,929            404,750
     Federal National Mortgage Association Notes, 7 Yr Balloon,
        6.00%, 02/01/06 ..........................................................      228,675            219,886
     Federal National Mortgage Association Notes, 7 Yr Balloon,
        6.00%, 02/01/06 ..........................................................      355,085            341,437
     Federal National Mortgage Association Notes, Ser. 1993-50, Cl. D,
        6.25%, 07/25/04 ..........................................................      400,000            388,827
     Federal National Mortgage Association Notes, Ser. 1996-4, Cl. VC,
        6.50%, 07/25/02 ..........................................................      225,206            222,788
     Federal National Mortgage Association Notes, Ser. 1999-W5, Cl. A4,
        6.12%, 02/25/29 ..........................................................    1,000,000            921,541
     Federal National Mortgage Association Notes, Ser.1998-W3, Cl. A2,
        6.50%, 07/25/28 ..........................................................      470,389            463,670
                                                                                                      ------------
         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $6,228,327) ......................................................................     5,914,455
                                                                                                      ------------
U.S. AGENCY OBLIGATIONS -- 11.1%
   FEDERAL HOME LOAN BANK NOTES -- 1.6%
     Federal Home Loan Bank Notes, 6.41%, 04/10/01 ...............................      300,000            299,837
     Federal Home Loan Bank Notes, 5.88%, 08/15/01 ...............................    1,150,000          1,139,731
     Federal Home Loan Bank Notes, 5.25%, 04/25/02 ...............................      900,000            874,630
                                                                                                      ------------
                                                                                                         2,314,198
                                                                                                      ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.9%
     Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 .....................      500,000            485,970
     Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 .....................      850,000            808,624
                                                                                                      ------------
                                                                                                         1,294,594
                                                                                                      ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 8.6%
     Federal National Mortgage Association Notes, 5.42%, 01/23/01 ................    1,000,000            990,260
     Federal National Mortgage Association Notes, 6.41%, 02/06/02 ................      650,000            648,079
     Federal National Mortgage Association Notes, 6.25%, 11/15/02 ................    2,500,000          2,475,955
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 ................      750,000            723,759
     Federal National Mortgage Association Notes, 5.13%, 02/13/04 ................      558,000            524,731
     Federal National Mortgage Association Notes, 6.50%, 08/15/04 ................    2,000,000          1,975,593
     Federal National Mortgage Association Notes, 5.75%, 06/15/05 ................    2,300,000          2,187,424
     Federal National Mortgage Association Notes, 6.56%, 12/10/07 ................    1,100,000          1,043,316
     Federal National Mortgage Association Notes, 6.16%, 07/09/08 ................    1,275,000          1,168,108
     Federal National Mortgage Association Notes, 6.00%, 09/24/08 ................      600,000            541,973
                                                                                                      ------------
                                                                                                        12,279,198
                                                                                                      ------------
         TOTAL U.S. AGENCY OBLIGATIONS
            (Cost $16,393,178) .....................................................................    15,887,990
                                                                                                      ------------


    The accompanying notes are an integral part of the financial statements.

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-----------------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                                     PRINCIPAL           VALUE
                                                                                       AMOUNT           (NOTE 2)
                                                                                   --------------      ----------

U.S. TREASURY OBLIGATIONS -- 26.1%
     U.S. Treasury Notes, 6.25%, 05/31/00 ........................................   $  300,000       $    300,629
     U.S. Treasury Notes, 8.75%, 08/15/00 ........................................      150,000            152,673
     U.S. Treasury Notes, 5.75%, 10/31/00 ........................................    2,400,000          2,393,300
     U.S. Treasury Notes, 6.25%, 04/30/01 ........................................    2,350,000          2,351,512
     U.S. Treasury Notes, 6.63%, 07/31/01 ........................................      600,000            603,556
     U.S. Treasury Notes, 6.50%, 08/31/01 ........................................    3,150,000          3,161,873
     U.S. Treasury Notes, 7.50%, 11/15/01 ........................................      350,000            357,552
     U.S. Treasury Notes, 5.88%, 11/30/01 ........................................    3,750,000          3,724,827
     U.S. Treasury Notes, 6.13%, 12/31/01 ........................................    1,400,000          1,396,501
     U.S. Treasury Notes, 6.25%, 01/31/02 ........................................    1,000,000            999,554
     U.S. Treasury Notes, 6.25%, 02/28/02 ........................................    1,500,000          1,499,248
     U.S. Treasury Notes, 6.25%, 06/30/02 ........................................      500,000            499,655
     U.S. Treasury Notes, 5.50%, 01/31/03 ........................................    1,350,000          1,318,679
     U.S. Treasury Notes, 5.88%, 02/15/04 ........................................      150,000            147,400
     U.S. Treasury Notes, 7.25%, 05/15/04 ........................................      550,000            566,313
     U.S. Treasury Notes, 7.25%, 08/15/04 ........................................    2,000,000          2,061,551
     U.S. Treasury Notes, 7.50%, 02/15/05 ........................................    1,500,000          1,563,971
     U.S. Treasury Notes, 6.50%, 05/15/05 ........................................      300,000            300,049
     U.S. Treasury Notes, 6.88%, 05/15/06 ........................................    2,000,000          2,033,995
     U.S. Treasury Notes, 7.00%, 07/15/06 ........................................    2,500,000          2,560,022
     U.S. Treasury Notes, 6.50%, 10/15/06 ........................................    3,600,000          3,589,482
     U.S. Treasury Notes, 6.25%, 02/15/07 ........................................    1,650,000          1,623,764
     U.S. Treasury Notes, 6.13%, 08/15/07 ........................................    1,600,000          1,560,444
     U.S. Treasury Notes, 5.63%, 05/15/08 ........................................      800,000            752,341
     U.S. Treasury Notes, 11.75%, 02/15/10 .......................................      650,000            790,658
     U.S. Treasury Notes, 7.25%, 05/15/16 ........................................      750,000            783,970
     U.S. Treasury Notes, 6.88%, 08/15/25 ........................................      300,000            305,427
                                                                                                      ------------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $38,587,485) .....................................................................    37,398,946
                                                                                                      ------------

COMMERCIAL PAPER -- 2.3%
     American Express, 1.00%, 01/03/00 ...........................................    2,036,437          2,036,437
     Conoco, Inc., 8.00%, 01/10/00 ...............................................    1,250,000          1,247,500
                                                                                                      ------------
         TOTAL COMMERCIAL PAPER
            (Cost $3,283,937) ......................................................................     3,283,937
                                                                                                      ------------
TOTAL INVESTMENTS (Cost $146,069,978)(DAGGER) -- 98.7% .............................................   141,289,218
                                                                                                      ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.3% ..........................................................     1,950,375
                                                                                                      ------------
TOTAL NET ASSETS -- 100.0% .........................................................................  $143,239,593
                                                                                                      ============

(DAGGER) The cost for federal income tax purposes. At December 31, 1999, net unrealized depreciation was $4,780,760. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $36,073, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $4,816,833.

    The accompanying notes are an integral part of the financial statements.

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-----------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------


                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                      ----------    -------------      ----------
CORPORATE BONDS -- 42.5%
   BANKS -- 6.4%
     Amsouth Bank of Alabama, 6.45%, 02/01/18 ....................     A1, A-        $  200,000        $   182,750
     Citicorp, 7.25%, 10/15/11 ...................................     A1, A+         1,000,000            957,500
     J.P. Morgan & Co., 6.25%, 02/15/11 ..........................     A2, A+         1,000,000            892,500
     Korea Development Bank 144A, 7.13%, 09/17/01 ................    Baa2, BBB       1,300,000          1,288,625
     St. George Bank, Ltd., 7.15%, 06/18/07 ......................    Baa1, A-          400,000            388,500
     Swiss Bank Corp., New York, 7.00%, 10/15/15 .................     Aa2, AA        1,000,000            936,250
     Union Bank Switzerland, New York, 7.25%, 07/15/06 ...........     Aa2, AA          600,000            579,750
     Wachovia Corp., 6.25%, 08/04/08 .............................     A1, A+           400,000            369,500
                                                                                                       -----------
                                                                                                         5,595,375
                                                                                                       -----------
   FINANCIAL -- 15.8%
     Abbey National PLC, 6.69%, 10/17/05 .........................    Aa3, AA-        1,100,000          1,054,625
     Ameritech Capital Funding, 6.45%, 01/15/18 ..................    Aa3, AA+        1,700,000          1,481,125
     Associates Corp., NA, 5.75%, 11/01/03 .......................    Aa3, AA-          500,000            476,875
     Associates Corp., NA, 7.75%, 02/15/05 .......................    Aa3, AA-        1,000,000          1,016,250
     Bear Stearns Co., Inc., 6.63%, 10/01/04 .....................      A2, A           400,000            385,500
     CIT Group Holdings, Inc., 6.38%, 08/01/02 ...................     A1, A+           500,000            491,250
     Commercial Credit Co., 8.70%, 06/15/09 ......................    Aa3, AA-        1,200,000          1,276,500
     Crestar Financial Corp., 6.50%, 01/15/08 ....................      A2, A           500,000            466,875
     First Union Corp., 6.82%, 08/01/06 ..........................     A2, A-           651,000            625,299
     General Electric Capital Corp., 8.13%, 05/15/12 .............    Aaa, AAA          700,000            728,000
     General Motors Acceptance Corp., 7.00%, 08/15/01 ............      A2, A           500,000            500,000
     Goldman Sachs Group, 6.65%, 05/15/09 ........................     A1, A+         1,500,000          1,395,000
     Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 .............      A3, A           900,000            880,875
     Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 .............      A3, A           750,000            742,500
     Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 .............      A3, A           500,000            470,000
     Monsanto Co. Debentures Series 144A, 6.85%, 12/01/28 ........      A2, A           700,000            594,125
     Morgan Stanley, Dean Witter, Discover & Co.,
        6.75%, 03/04/03 ..........................................     Aa3, A+          500,000            493,750
     TPSA Finance BV 144A, 7.75%, 12/10/08 .......................    Baa3, BBB         800,000            745,000
                                                                                                       -----------
                                                                                                        13,823,549
                                                                                                       -----------
   GOVERNMENT, NATIONAL -- 0.6%
     Korea Export - Import Bank, 7.10%, 03/15/02 .................    Baa2, BBB         550,000            539,688
                                                                                                       -----------
   INDUSTRIAL -- 13.4%
     AKZO Nobel, Inc., 6.00%, 11/15/03 ...........................      A2, A           600,000            568,500
     Amoco Co., 6.25%, 10/15/04 ..................................    Aa1, AA+          500,000            483,125
     Bausch & Lomb, Inc., 6.38%, 08/01/03 ........................    Baa2, BBB         700,000            671,125
     Coca Cola Put Asset Trust, 6.00%, 03/15/01 ..................      A2, A         1,500,000          1,483,125
     Conoco, Inc., 6.95%, 04/15/29 ...............................     A3, A-           650,000            587,438
     Elf Aquitane, 8.00%, 10/15/01 ...............................    Aa3, AA-          600,000            612,000
     Eli Lilly, 8.13%, 12/01/01 ..................................     Aa3, AA          600,000            612,750
     Harvard University, 8.13%, 04/15/07 .........................    Aaa, AAA          500,000            517,500
     Ingersoll-Rand, 6.02%, 02/15/28 .............................     A3, A-           500,000            493,125
     International Business Machines Corp., 6.50%, 01/15/28 ......     A1, A+           500,000            441,875


    The accompanying notes are an integral part of the financial statements.

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-----------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                      ----------    -------------      ----------
     J Seagram & Sons, 6.25%, 12/15/01 ...........................   Baa3, BBB-      $  500,000        $   490,625
     Nabisco, Inc., 6.13%, 02/01/03 ..............................    Baa2, BBB         700,000            668,500
     Safeway Inc, 5.88%, 11/15/01 ................................    Baa2, BBB       1,000,000            977,500
     TRW, Inc., 6.63%, 06/01/04 ..................................    Baa1, BBB       1,400,000          1,342,250
     Tyco International Group, 6.13%, 06/15/01 ...................    Baa1, A-          600,000            589,500
     Wal Mart Notes, 6.88%, 08/10/09 .............................     Aa2, AA          400,000            389,500
     Walt Disney Co. Notes, 5.62%, 12/01/08 ......................      A2, A         1,000,000            876,250
                                                                                                       -----------
                                                                                                        11,804,688
                                                                                                       -----------
   TELECOMMUNICATIONS -- 2.6%
     AT&T Corp., 6.50%, 03/15/29 .................................     A1, AA-          450,000            384,750
     GTE Southwest, Ser. 1993-B, 6.54%, 12/01/05 .................     A2, AA-          500,000            480,000
     MCI Worldcom, Inc., 6.50%, 04/15/10 .........................     A3, A-           400,000            371,000
     Sprint Corp., 9.50%, 04/01/03 ...............................   Baa1, BBB+       1,000,000          1,057,500
                                                                                                       -----------
                                                                                                         2,293,250
                                                                                                       -----------
   TRANSPORTATION -- 1.2%
     Norfolk Southern Corp., 7.35%, 05/15/07 .....................   Baa1, BBB+       1,100,000          1,071,125
                                                                                                       -----------
   UTILITIES -- 2.5%
     Hawaiian Electric Industry, 6.49%, 06/12/02 .................    Baa2, BBB       1,000,000            980,000
     Oklahoma Gas & Electric, 6.50%, 07/15/04 ....................     A1, A+         1,250,000          1,206,250
                                                                                                       -----------
                                                                                                         2,186,250
                                                                                                       -----------
         TOTAL CORPORATE BONDS
            (Cost $38,834,578) .....................................................................    37,313,925
                                                                                                       -----------
                                                                                      SHARES
                                                                                     ----------
PREFERRED STOCK -- 0.5%
     ABN AMRO Cap Funding, Ser. B, 7.50% ..........................................      20,000            416,250
                                                                                                       -----------
         TOTAL PREFERRED STOCK
            (Cost $500,000) ........................................................................       416,250
                                                                                                       -----------
ASSET-BACKED SECURITIES -- 17.4%
     Advanta Mortgage Loan Trust, Ser. 1993-3, Cl. A5,
        5.55%, 01/25/25 ..........................................    Aaa, AAA       $  189,273            176,957
     AFC Home Equity Loan Trust, Ser. 1993-1, Cl. A,
        5.90%, 05/20/08 ..........................................    Aaa, AAA          523,810            509,725
     AFC Home Equity Loan Trust, Ser. 1996-2, Cl. 1A4,
        7.74%, 09/25/27 ..........................................    Aaa, AAA          600,156            586,305
     Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4,
        7.15%, 08/25/12 ..........................................    Aaa, AAA        1,400,000          1,318,486
     Federal National Mortgage Association Notes, Ser. 1995-W1,
        Cl. A6, 8.10%, 04/25/25 ..................................     NR, NR         1,015,207          1,015,770
     First Plus Home Loan Trust, Ser. 1996-2, Cl. A6,
        7.85%, 08/20/13 ..........................................    Aaa, AAA          982,630            986,728
     General Electric Capital Mortgage Services, Inc.,
        Ser. 1997-HE4, Cl. A3, 6.59%, 12/25/12 ...................     Aaa, NR          750,000            745,980


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                      ----------    -------------      ----------
     Green Tree Financial Corp., Ser. 1995-2, Cl. A6,
        8.30%, 05/15/26 ..........................................    Aaa, AAA       $  400,000        $   410,602
     Green Tree Home Improvement Loan Trust, Ser. 1996-C,
        Cl. HEA4, 7.80%, 06/15/26 ................................     NR, AAA        2,000,000          2,013,232
     Green Tree Lease Finance, Ser. 1997-1, Cl. A4,
        6.27%, 09/20/05 ..........................................     NR, AAA          750,000            740,153
     IMC Home Equity Loan Trust, Ser. 1997-5, Cl. A7,
        6.90%, 01/20/22 ..........................................    Aaa, AAA          500,000            491,175
     MBNA Master Credit Card Trust, Ser. 1995-F, Cl. A,
        6.60%, 01/15/03 ..........................................    Aaa, AAA          500,000            501,138
     Oakwood Mortgage Investors, Inc., Ser. 1998-B, Cl. A2,
        6.15%, 07/15/11 ..........................................     NR, AAA          653,927            648,842
     The Money Store Home Equity Trust, Ser. 1992-D2, Cl. A3,
        7.55%, 01/15/18 ..........................................    Aaa, AAA          527,129            525,618
     The Money Store Home Equity Trust, Ser. 1995-A, Cl. 5,
        8.40%, 02/15/24 ..........................................    Aaa, AAA          800,000            820,131
     The Money Store Home Equity Trust, Ser. 1996-B, Cl. A8,
        7.91%, 05/15/24 ..........................................    Aaa, AAA        2,000,000          1,989,302
     UCFC Home Equity Loan Trust, Ser. 1998-B, Cl. A2,
        6.01%, 09/15/14 ..........................................    Aaa, AAA        1,000,000            993,098
     Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3,
        6.85%, 04/07/26 ..........................................     Aaa, NR          871,744            857,025
                                                                                                       -----------
         TOTAL ASSET-BACKED SECURITIES
            (Cost $15,697,051) .....................................................................    15,330,267
                                                                                                       -----------
MORTGAGE-BACKED SECURITIES -- 1.4%
     Federal Home Loan Mortgage Corp. Notes, 2073 PJ (Pac),
        6.00%, 10/15/23 ...........................................................     300,000            275,243
     Federal Home Loan Mortgage Corp. Notes, CMO 2129 PE,
        5.75%, 09/15/11 ...........................................................     400,000            377,316
     Federal Home Loan Mortgage Corp. Notes, Gold 15 Yr.,
        6.00%, 01/01/13 ...........................................................     657,114            624,259
                                                                                                       -----------
         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $1,348,311) ......................................................................     1,276,818
                                                                                                       -----------
U.S. AGENCY OBLIGATIONS -- 5.4%
   FEDERAL HOME LOAN BANK NOTES -- 1.2%
     Federal Home Loan Bank Notes, 5.88%, 08/15/01 ................................     500,000            495,535
     Federal Home Loan Bank Notes, 5.30%, 10/29/02 ................................     600,000            576,336
                                                                                                       -----------
                                                                                                         1,071,871
                                                                                                       -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.5%
     Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 ......................   1,000,000            971,940
     Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 ......................     350,000            332,963
                                                                                                       -----------
                                                                                                         1,304,903
                                                                                                       -----------

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------

                                                                                      PRINCIPAL           VALUE
                                                                                       AMOUNT           (NOTE 2)
                                                                                    --------------     -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.1%
     Federal National Mortgage Association Notes, 6.41%, 02/06/02 .................  $  600,000        $   598,227
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 .................     300,000            289,504
     Federal National Mortgage Association Notes,
        6.56%, 12/10/07 ...........................................................     500,000            474,234
     Federal National Mortgage Association Notes,
        6.16%, 07/09/08 ...........................................................     500,000            458,081
                                                                                                       -----------
                                                                                                         1,820,046
                                                                                                       -----------
   GENERAL SERVICE ADMINISTRATION NOTES -- 0.6%
     General Service Administration Notes, 6.27%, 05/15/20 ........................     600,000            527,100
                                                                                                       -----------
         TOTAL U.S. AGENCY OBLIGATIONS
            (Cost $4,975,856) ......................................................................     4,723,920
                                                                                                       -----------
U.S. TREASURY OBLIGATIONS -- 26.8%
   U.S. TREASURY BONDS -- 19.3%
     U.S. Treasury Bonds, 9.25%, 02/15/16 .........................................   1,250,000          1,543,298
     U.S. Treasury Bonds, 7.50%, 11/15/16 .........................................   2,950,000          3,156,217
     U.S. Treasury Bonds, 8.75%, 05/15/17 .........................................     500,000            596,954
     U.S. Treasury Bonds, 8.88%, 02/15/19 .........................................   2,000,000          2,433,896
     U.S. Treasury Bonds, 8.00%, 11/15/21 .........................................   1,250,000          1,418,517
     U.S. Treasury Bonds, 7.25%, 08/15/22 .........................................   1,500,000          1,581,651
     U.S. Treasury Bonds, 7.13%, 02/15/23 .........................................     850,000            884,382
     U.S. Treasury Bonds, 6.25%, 08/15/23 .........................................     250,000            235,723
     U.S. Treasury Bonds, 6.88%, 08/15/25 .........................................   2,500,000          2,545,227
     U.S. Treasury Bonds, 6.00%, 02/15/26 .........................................   1,000,000            914,636
     U.S. Treasury Bonds, 6.75%, 08/15/26 .........................................     700,000            702,942
     U.S. Treasury Bonds, 6.50%, 11/15/26 .........................................     500,000            487,248
     U.S. Treasury Bonds, 6.38%, 08/15/27 .........................................     500,000            479,920
                                                                                                       -----------
                                                                                                        16,980,611
                                                                                                       -----------
   U.S. TREASURY NOTES -- 7.5%
     U.S. Treasury Notes, 6.50%, 08/31/01 .........................................     250,000            250,053
     U.S. Treasury Notes, 6.13%, 12/31/01 .........................................     500,000            498,750
     U.S. Treasury Notes, 6.25%, 01/31/02 .........................................     450,000            449,799
     U.S. Treasury Notes, 6.25%, 02/28/02 .........................................     550,000            549,724
     U.S. Treasury Notes, 6.63%, 03/31/02 .........................................     250,000            251,797
     U.S. Treasury Notes, 5.88%, 02/15/04 .........................................     400,000            393,067
     U.S. Treasury Notes, 7.25%, 08/15/04 .........................................   1,500,000          1,546,164
     U.S. Treasury Notes, 5.88%, 11/15/05 .........................................   1,400,000          1,358,863
     U.S. Treasury Notes, 7.00%, 07/15/06 .........................................     750,000            768,006
     U.S. Treasury Notes, 6.25%, 02/15/07 .........................................     500,000            492,050
                                                                                                       -----------
                                                                                                         6,558,273
                                                                                                       -----------
         TOTAL U.S. TREASURY OBLIGATIONS
            (Cost $23,734,440) .....................................................................    23,538,884
                                                                                                       -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / INTERMEDIATE BOND SERIES
-----------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------

                                                                                      PRINCIPAL           VALUE
                                                                                       AMOUNT           (NOTE 2)
                                                                                    ------------       -----------
COMMERCIAL PAPER -- 4.8%
     American Express, 1.00%, 01/03/00 ............................................  $2,198,180        $ 2,198,180
     Conoco Inc. Discount, 8.00%, 01/10/00 ........................................   2,000,000          1,996,000
                                                                                                       -----------
         TOTAL COMMERCIAL PAPER
            (Cost $4,194,180) ......................................................................     4,194,180
                                                                                                       -----------
TOTAL INVESTMENTS (Cost $89,283,527)(DAGGER) -- 98.8% ..............................................    86,794,244

OTHER ASSETS AND LIABILITIES, NET -- 1.2% ..........................................................     1,094,054
                                                                                                       -----------
TOTAL NET ASSETS -- 100.0% .........................................................................   $87,888,298
                                                                                                       ===========

(DAGGER) The cost for federal income tax purposes. At December 31, 1999, net unrealized depreciation was $2,489,283. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $897,360, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $3,386,643.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                     -----------     ----------        -----------
MUNICIPAL BONDS -- 94.6%
   ALASKA -- 2.4%
     Seward, AK Rev. Bonds (Alaska Sealife Center Proj.), 6.50%,
        10/01/01 ...................................................   NR, NR          $360,000        $   359,100
                                                                                                       -----------
   DELAWARE -- 16.1%
     Bethany Beach, DE Gen. Oblig. Rev. Bonds,
        9.75%, 11/01/07 ............................................  Aaa, AAA          160,000            206,800
     Bethany Beach, DE Gen. Oblig. Rev. Bonds,
        9.75%, 11/01/08 ............................................  Aaa, AAA          180,000            236,475
     Delaware State Economic Dev. Auth. Rev. Bonds
        (Student Hsg-Univ Courtyard), 5.38%, 08/01/11 ..............   NR, AA           250,000            245,000
     Delaware State Economic Dev. Auth. Rev. Bonds
        (Delmarva Power & Light), 7.30%, 09/01/15 ..................  Aaa, AAA           15,000             15,496
     Delaware State Economic Dev. Auth. Rev. Bonds
        (Osteopathic Hosp. Assoc.), Ser. 1993A,
        6.00%, 01/01/03 ............................................   Aaa, NR          405,000            410,569
     Delaware State Gen. Oblig. Rev. Bonds,
        Ser. A, 4.30%, 03/01/10 ....................................  Aa1, AA+          500,000            460,000
     Delaware State Housing Auth. Multi-family Mtge.
        Ref. Rev. Bonds, Ser. 1992C, 7.25%, 01/01/07 ...............    A1, A           190,000            198,075
     Delaware State Housing Auth. Multi-family Mtge.
        Ref. Rev. Bonds, Ser. 1992D, 6.35%, 07/01/03 ...............   A1, NR           100,000            102,250
     Delaware State Housing Auth. Single Family Mtge.
        Rev. Bonds Ser. 1993A-1, 5.15%, 01/01/06 ...................  Aaa, AAA            5,000              5,019
     Delaware State Housing Auth. Sr. Home Mtge.
        Rev. Bonds, Ser. 1991A, 7.00%, 06/01/00 ....................   Aa3, NR           20,000             20,042
     Delaware State Housing Auth. Sr. Home Mtge.
        Rev. Bonds, Ser. 1991B-1, 6.40%, 12/01/02 ..................   Aa3, NR           30,000             30,600
     Delaware State Solid Waste Auth. Rev. Bonds,
        5.80%, 07/01/01 ............................................    A2, A           500,000            509,375
                                                                                                       -----------
                                                                                                         2,439,701
                                                                                                       -----------
   HAWAII -- 4.9%
     Hawaii State Gen. Oblig. Rev. Bonds,
        Ser.1992BW, 6.20%, 03/01/05 ................................   A1, A+           700,000            736,750
                                                                                                       -----------
   MARYLAND -- 3.1%
     Anne Arundel County, MD G.O. Refunding Water and
        Sewer Series 99, 4.20%, 03/15/07 ...........................  Aa1, AA+          500,000            468,125
                                                                                                       -----------
   MASSACHUSETTS -- 5.4%
     Massachusetts Bay Trans. Auth. Ser 98-B, 5.13%, 03/01/12 ......  Aa3, AA-          500,000            483,125
     Massachusetts Fed. Highway Grant Ant. Notes
        Ser. 98B, 5.13%, 12/15/14 ..................................   Aa3, NR          350,000            327,250
                                                                                                       -----------
                                                                                                           810,375
                                                                                                       -----------
   MICHIGAN -- 3.0%
     Belding, MI Area School Dist. Rev. Bonds, 4.95%, 05/01/14 .....  Aaa, AAA          500,000            460,625
                                                                                                       -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                    -------------    ----------        -----------

   MISSISSIPPI -- 2.6%
     Medical Center Educ. Bldg. Corp. Rev. Bonds
        (Univ. of Mississippi Medical Center Proj.),
        Ser. 1993, 5.40%, 12/01/05 .................................    NR, A          $400,000        $   399,500
                                                                                                       -----------
   NEW JERSEY -- 3.3%
     New Jersey Economic Dev. Auth. School Rev. Bonds
        (Blair Academy Proj.), Ser. 1995B, 6.00%, 09/01/07 .........   A3, NR           500,000            506,050
                                                                                                       -----------
   NEW YORK -- 1.6%
     Tsasc Inc., NY TFABS-Ser. 1 Plan Prin 2010, 5.88%, 07/15/15 ...   Aa1, A           250,000            243,125
                                                                                                       -----------
   PENNSYLVANIA -- 24.0%
     Allentown, PA Gtd. Water Improv.
        Rev. Bonds, 5.65%, 07/15/10 ................................  Aaa, AAA          525,000            538,125
     Chester County, PA Ind. Dev. Auth. Wastewater Treatment
        Rev. Bonds (Orleans Corp. Proj.), 7.00%, 11/01/06 ..........   NR, NR           605,000            573,237
     Harrisburg, PA  Office & Parking Rev. Auth. Bonds
        (Capital Assoc. Proj.), Ser. 1998A, 5.50%, 05/01/05 ........   NR, NR           500,000            480,000
     New Morgan, PA Muni Auth Subordinated Office Rev
        Ser 1999 B, 5.38%, 06/01/03 ................................   NR, NR           210,000            204,750
     Penn Delco, PA School Dist., 4.50%, 02/15/12 ..................  Aaa, AAA          250,000            223,437
     Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds
        (Philadelphia College of Osteopathic Medicine),
        5.25%, 12/01/07 ............................................   NR, AAA          150,000            150,937
     Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds,
        Ser.1992A, 6.63%, 08/15/09 .................................  Aaa, AAA          120,000            127,500
     Philadelphia, PA Hospitals & Higher Educ. Fac. Auth. Rev. Bonds
        (Jefferson Health Systems) Ser. 1997A, 5.50%, 05/15/05 .....   A1, AA-          500,000            505,000
     Philadelphia, PA Redev. Auth. Home Improv. Loan Rev. Bonds,
        Ser. 1986A, 7.38%, 06/01/03 ................................   A1, A+             5,000              5,050
     Westmoreland County, PA Ind. Dev. Auth. Rev. Bonds
        (Landfill Gas Recycling- Lanchester Energy Partners),
        Ser. 1998B, 6.80%, 01/01/05 ................................   NR, NR           500,000            478,750
     York County, PA Ind. Dev. Auth. Personal Care Fac. Rev.
        Bonds, 9.50%, 10/01/19 .....................................   NR, NR           320,000            358,800
                                                                                                       -----------
                                                                                                         3,645,586
                                                                                                       -----------
   TEXAS -- 15.9%
     Austin, TX Gen. Oblig. Rev. Bonds, 4.75%, 09/01/09 ............   Aa2, AA          315,000            303,975
     Carrollton, TX Fmrs Brh Indpt. School Dist. Psf, 4.40%,
        02/15/10 ...................................................  Aaa, AAA          250,000            228,437
     Coppell, TX Indpt. School Dist., 0.00%, 08/15/07 ..............   NR, AAA          500,000            334,375
     Georgetown, TX Utility System Ref. Rev. Bonds,
        Ser. 1998A, 4.80%, 08/15/11 ................................  Aaa, AAA          650,000            610,188
     Klein, TX Isd Ref., 4.45%, 08/01/11 ...........................  Aaa, AAA          275,000            248,531
     Texas A&M University Rev. Bonds, 5.90%, 05/15/08 ..............   Aa, AA+          400,000            413,000
     University of Texas Ref. Rev. Bonds, Ser. 1992A,
        6.25%, 07/01/13 ............................................  Aaa, AAA          275,000            280,844
                                                                                                       -----------
                                                                                                         2,419,350
                                                                                                       -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES / MUNICIPAL BOND SERIES
--------------------------------------------------------------------
    INVESTMENTS / DECEMBER 31, 1999 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                     MOODY'S/S&P      PRINCIPAL           VALUE
                                                                       RATING          AMOUNT           (NOTE 2)
                                                                    -------------    ----------        -----------

   UTAH -- 3.4%
     Salt Lake County, UT Municipal Bldg. Auth. Lease Rev. Bonds,
        Ser. 1994A, 5.65%, 10/01/03 ................................  Aaa, AAA         $500,000        $   516,875
                                                                                                       -----------
   VIRGINIA -- 6.5%
     Virginia State Housing Dev. Auth. Commonwealth Mtge. Rev.
        Bonds, Ser. 1992C-8, 5.80%, 07/01/04 .......................  Aa1, AA+          500,000            511,250
     Virginia State Public Bldg. Auth. Ref. Rev. Bonds,
        Ser. 1996A, 5.00%, 08/01/12 ................................   Aa, AA           500,000            479,375
                                                                                                       -----------
                                                                                                           990,625
                                                                                                       -----------
   WASHINGTON -- 2.4%
     Clark County, WA Public Utility Dist. No. 1 Generating System
        Rev. Bonds, 6.00%, 01/01/06 ................................  Aaa, AAA          350,000            367,938
                                                                                                       -----------
         TOTAL MUNICIPAL BONDS
            (Cost $14,681,541) ......................................................................   14,363,725
                                                                                                       -----------
                                                                                       SHARES
                                                                                     ----------
TAX-EXEMPT MUTUAL FUNDS -- 3.8%
     Provident Municipal Tax-Exempt Cash Money
        Market Fund, 0.000%,
        (Cost $574,776) .............................................................   574,776            574,776
                                                                                                       -----------
TOTAL INVESTMENTS (Cost $15,256,316)(DAGGER)-- 98.4% ................................................   14,938,501
                                                                                                       -----------
OTHER ASSETS AND LIABILITIES, NET -- 1.6% ...........................................................      246,675
                                                                                                       -----------
TOTAL NET ASSETS -- 100.0% ..........................................................................  $15,185,176
                                                                                                       ===========

(DAGGER) The cost for federal income tax purposes. At December 31, 1999, net unrealized depreciation was $317,815. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $62,620, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $380,435.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)

                                                 SHORT/
                                              INTERMEDIATE  INTERMEDIATE     MUNICIPAL
                                               BOND SERIES   BOND SERIES    BOND SERIES
                                              ------------  ------------  --------------
ASSETS:
Investments in securities, at value* ......   $141,289,218   $86,794,244   $14,938,501
Receivable for beneficial interest sold ...         75,399         5,018            --
Dividends and interest receivable .........      2,050,764     1,292,312       263,078
Other assets ..............................             30            --            --
                                              ------------   -----------   -----------
Total assets ..............................    143,415,411    88,091,574    15,201,579
                                              ------------   -----------   -----------

LIABILITIES:
Payable for beneficial interest repurchased         82,733        14,143         7,028
Due to custodian ..........................         27,419       150,349            --
Accrued advisory fee ......................         42,590        26,026         4,540
Other accrued expenses ....................         23,076        12,758         4,835
                                              ------------   -----------   -----------
Total liabilities .........................        175,818       203,276        16,403
                                              ------------   -----------   -----------
NET ASSETS ................................   $143,239,593   $87,888,298   $15,185,176
                                              ============   ===========   ===========
*Investments at cost ......................   $146,069,978   $89,283,527   $15,256,316

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (Unaudited)

                                                             SHORT/
                                                          INTERMEDIATE   INTERMEDIATE    MUNICIPAL
                                                          BOND SERIES 1  BOND SERIES 2  BOND SERIES 2
                                                          ------------- --------------- -------------
INVESTMENT INCOME:
   Dividends ..........................................   $        --    $     6,354    $      --
   Interest ...........................................     2,749,753        972,230      136,326
                                                          -----------    -----------    ---------
      Total investment income .........................     2,749,753        978,584      136,326
                                                          -----------    -----------    ---------
EXPENSES:
   Advisory fees ......................................       165,801         51,862        8,976
   Administration fees ................................        43,273         14,818        2,565
   Accounting fees ....................................        20,195          2,976        1,830
   Custodian fees .....................................         8,457          2,873        2,215
   Trustees' fees .....................................         4,423            341           57
   Professional fees ..................................         2,683             --           --
   Other ..............................................         2,085             --           --
                                                          -----------    -----------    ---------
      Total expenses before fee waivers ...............       246,917         72,870       15,643
      Management fee waived ...........................       (48,980)            --           --
                                                          -----------    -----------    ---------
         Total expenses, net ..........................       197,937         72,870       15,643
                                                          -----------    -----------    ---------
   Net investment income ..............................     2,551,816        905,714      120,683
                                                          -----------    -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized loss on investment transactions .......      (235,991)      (207,489)     (21,275)
   Net change in unrealized appreciation (depreciation)
      of investments ..................................    (4,086,255)    (2,489,283)    (317,815)
                                                          -----------    -----------    ---------
   Net loss on investments ............................    (4,322,246)    (2,696,772)    (339,090)
                                                          -----------    -----------    ---------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .........................................   $(1,770,430)   $(1,791,058)   $(218,407)
                                                          ===========    ===========    =========

1    For the Six-Month Period ended December 31, 1999.
2 For the Period November 1, 1999 (Commencement of Operations) through December 31, 1999.

    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- FIXED INCOME SERIES
--------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                            SHORT/
                                                         INTERMEDIATE    INTERMEDIATE      MUNICIPAL
                                                         BOND SERIES 1   BOND SERIES 2   BOND SERIES 2
                                                         -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..............................   $  2,551,816    $   905,714    $   120,683
   Net realized loss on investment transactions .......       (235,991)      (207,489)       (21,275)
   Net change in unrealized appreciation (depreciation)
      of investments ..................................     (4,086,255)    (2,489,283)      (317,815)
                                                          ------------    -----------    -----------
Net decrease in net assets resulting
   from operatinos ....................................     (1,770,430)    (1,791,058)      (218,407)
                                                          ------------    -----------    -----------
Transactions in beneficial interests:
   Contributions ......................................     96,571,935     96,119,762     15,772,019
   Withdrawals ........................................    (16,837,318)    (6,440,406)      (368,436)
                                                          ------------    -----------    -----------
Net increase in net assets from transactions
   in beneficial interests ............................     79,734,617     89,679,356     15,403,583
                                                          ------------    -----------    -----------
Total increase in net assets ..........................     77,964,187     87,888,298     15,185,176

NET ASSETS:
   Beginning of period ................................     65,275,406             --             --
                                                          ------------    -----------    -----------
   End of period ......................................   $143,239,593    $87,888,298    $15,185,176
                                                          ============    ===========    ===========

1    For the Six-Month Period ended December 31, 1999.
2 For the Period November 1, 1999 (Commencement of Operations) through December 31, 1999.

WT INVESTMENT TRUST I -- FIXED-INCOME SERIES
--------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE TRUST. Short/Intermediate Bond Series, Intermediate Bond Series, and Municipal Bond Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Series:

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Series. To determine the value of those securities, the Series may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WT INVESTMENT TRUST I -- FIXED-INCOME SERIES
--------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Effective November 1, 1999, Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, provides investment advisory services to the Series. For its services, each Series pays WTC a monthly fee at the annual rate of 0.35% of each Series' first $1 billion of average daily net assets; 0.30% of each Series' next $1 billion of average daily net assets; and 0.25% of each Series' average daily net assets in excess of $2 billion. For periods prior to November 1, 1999, WTC and Kiewit Investment Management Corporation provided advisory services to the Short/Intermediate Bond Series at an annual rate of 0.40% of average daily net assets.

   Effective November 1, 1999, WTC has agreed to reimburse certain fund expenses in an amount that will limit annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to not more than 0.55% of the average daily net assets of the Short/Intermediate Bond and Intermediate Bond Series and 0.75% of the average daily net assets of the Municipal Bond Series. These undertakings may be amended or rescinded at any time in the future.

   PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   WTC serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT  SECURITIES.  During the period ended December 31, 1999, purchases
   and  sales  of  investment  securities  (excluding  short-term   investments)
   are aggregated as follows:

                               SHORT/INTERMEDIATE   INTERMEDIATE      MUNICIPAL
                                      BOND 1           BOND 2          BOND 2
                              -------------------   -------------  -------------
      Purchases ...............    $17,099,530       $3,941,312     $1,178,360
      Sales ...................     25,253,025        7,967,944      1,646,298

      Portfolio Turnover Rate:
         Period Ended
         December 31, 1999 ....          21.03%            4.81%          7.99%

1    For the six-month period ended December 31, 1999.
2 For the period November 1, 1999 (Commencement of Operations) through December 31, 1999.

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                               Robert J. Christian
                                 Louis Klein Jr.
                              Nicholas A. Giordano
                              Clement C. Moore, II
                                John J. Quindlen
                               William P. Richards
                               -------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                           Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                          John R. Giles, VICE PRESIDENT
                     Eugene A. Trainer, III, VICE PRESIDENT
                           Gary M. Gardner, SECRETARY
                             Pat Colletti, TREASURER
                             -----------------------


                               INVESTMENT ADVISER
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------


                                    CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                              --------------------


                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                           Four Falls Corporate Center
                           West Conshohocken,PA 19428
                           --------------------------


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------



WFIP-Semi-12/99